Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and equivalents (note 25a)	$ 4,148	$ 4,440
Accounts receivable (note 18)	693	554
Inventories (note 17)	1,782	1,781
Other current assets (note 18)	815	1,690
Current assets	7,438	8,465
Non-current assets
Non-current portion of inventory (note 17)	2,738	2,819
Equity in investees (note 16)	4,133	3,983
Property, plant and equipment (note 19)	26,416	25,821
Intangible assets (note 20a)	149	149
Goodwill	3,581	3,581
Deferred income tax assets (note 30)	0	19
Other assets (note 22)	1,356	1,128
Total assets	45,811	45,965
Current liabilities
Accounts payable (note 23)	1,503	1,556
Debt (note 25b)	11	13
Current income tax liabilities	303	163
Other current liabilities (note 24)	539	1,388
Total current liabilities	2,356	3,120
Non-current liabilities
Debt (note 25b)	4,715	4,769
Provisions (note 27)	2,058	2,211
Deferred income tax liabilities (note 30)	3,439	3,247
Other liabilities (note 29)	1,241	1,329
Total liabilities	13,809	14,676
Equity
Capital stock (note 31)	28,117	28,114
Deficit	(6,713)	(7,282)
Accumulated other comprehensive income	24	26
Other	1,913	1,913
Total equity attributable to Barrick Gold Corporation shareholders	23,341	22,771
Non-controlling interests (note 32)	8,661	8,518
Total equity	32,002	31,289
Total liabilities and equity	$ 45,811	$ 45,965